Other assets and prepaid expenses	6 Months Ended
Jun. 30, 2022
Other assets and prepaid expenses
Other assets and prepaid expenses

8.     Other assets and prepaid expenses

The other assets and prepaid expenses as of June 30, 2022 of €7.4 million (December 31, 2021: €3.5 million) are short-term in nature, do not bear interest and are not impaired. The other assets and prepaid expenses mainly comprise a prepayment of €2.1 million (December 31, 2021: €2.9 million) for the reservation of manufacturing capacity, €1.7 million (December 31, 2021: €0 million) as prepayment for manufacturing activities and a Directors and Officers’ liability insurance premium of €1.6 million (December 31, 2021: €0 million).